DECEMBER 8, 2014

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD SHORT DURATION FUND

EACH PROSPECTUS DATED MARCH 1, 2014

THE HARTFORD BALANCED FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD CONSERVATIVE ALLOCATION FUND

THE HARTFORD DISCIPLINED EQUITY FUND

HARTFORD DURATION-HEDGED STRATEGIC INCOME FUND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL ALPHA FUND

THE HARTFORD GROWTH ALLOCATION FUND

HARTFORD GLOBAL CAPITAL APPRECIATION FUND

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD INFLATION PLUS FUND

HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD MIDCAP VALUE FUND

HARTFORD MODERATE ALLOCATION FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

THE HARTFORD QUALITY BOND FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

HARTFORD GLOBAL EQUITY INCOME FUND

PROSPECTUS DATED JUNE 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 12, 2014

HARTFORD MULTI-ASSET INCOME FUND

PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

HARTFORD LONG/SHORT GLOBAL EQUITY FUND

PROSPECTUS DATED SEPTEMBER 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD WORLD BOND FUND

EACH PROSPECTUS DATED NOVEMBER 7, 2014

HARTFORD REAL TOTAL RETURN FUND

THE HARTFORD INTERNATIONAL VALUE FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 12, 2014

This Supplement updates certain information contained in the above dated Prospectuses.

1.              The second paragraph under “Retirement Plans” in the “HOW TO BUY AND SELL SHARES” section of the prospectus is deleted and replaced in its entirety with the following:

Effective on or about December 19, 2014, if you open a retirement account (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or a Coverdell Educational Savings Account (“Coverdell Accounts”) through Hartford Funds, State Street Bank and Trust Company (“State Street Bank”) will serve as the custodian of that account.  Retirement accounts and Coverdell Accounts are charged an annual maintenance fee that is paid to State Street Bank, its affiliates or HASCO.  These fees are in addition to the fees and expenses that you pay for investing in the Fund (set forth in the Fund’s fees and expenses table). Please refer to the Custodial Agreement & Disclosure Statement for your retirement account for information on applicable annual maintenance fees.

This Supplement should be retained with your Prospectus for future reference.

HV-7210	December 2014

DECEMBER 8, 2014

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2014, AS AMENDED NOVEMBER 7, 2014,

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC.

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS LAST

SUPPLEMENTED SEPTEMBER 24, 2014,

FOR HARTFORD MULTI-ASSET INCOME FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2014, AS LAST SUPPLEMENTED SEPTEMBER 24, 2014,

FOR HARTFORD LONG/SHORT GLOBAL EQUITY FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

The above referenced Statements of Additional Information are revised as follows:

1.              Under the heading “TRANSFER AGENT,” the following information is added as the second paragraph:

Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS.  The costs and expenses of such delegation are borne by HASCO, not by the Funds. BFDS is located at 2000 Crown Colony Drive, Quincy, MA 02169.

2.              Under the heading “COMMISSIONS TO DEALERS” in the “DISTRIBUTION ARRANGEMENTS” section, the third to last paragraph is deleted in its entirety and replaced with the following paragraph in the Hartford Multi-Asset Income Fund Statement of Additional Information and the Hartford Long/Short Global Equity Fund Statement of Additional Information:

HFD may pay up to the entire amount of the sales commission to particular broker-dealers.  Effective December 1, 2014, HFD also may pay dealers of record commissions on purchases over $1 million in an amount of up to 1.00% on the first $10 million, 0.50% of the next $30 million, 0.25% of share purchases over $40 million.  Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines.  For example, if a shareholder has accumulated investments in excess of $30 million (but less than $40 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

December 2014